Contract Liabilities (Tables)	12 Months Ended
Sep. 30, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Contract Liabilities

The movement in contract liabilities is as follows:

	As of September 30,
	2025	2024
Balance at October 1, 2024 and 2023	$21,995	$60,262
Decrease in contract liabilities as a result of recognizing related portion as revenue during the year	(21,922)	(60,401)
Increase in contract liabilities as a result of billings in advance of performance obligation under Contracts	22,255	21,995
Effect of exchange rate changes	(73)	139
Balance at September 30, 2025 and 2024	$22,255	$21,995